Offerings	May 12, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	907,500
Proposed Maximum Offering Price per Unit	10.76
Maximum Aggregate Offering Price	$ 9,764,700.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,348.51
Offering Note	Represents 907,500 shares of Tenax Therapeutics, Inc.'s (the "Registrant") common stock, par value $0.0001 per share (the "Common Stock"), issuable upon vesting of inducement stock option awards granted between January 21, 2025 and May 11, 2026 to certain newly-hired employees of the Registrant as an inducement material to their acceptance of employment with the Registrant. Estimated pursuant to Rule 457(h) of the Securities Act of 1933, as amended (the "Securities Act") solely for the purpose of calculating the registration fee. The proposed maximum offering price per share and proposed maximum offering price are calculated on the basis of the weighted average exercise prices of the granted inducement option awards. Pursuant to Rule 416(a) promulgated under the Securities Act, this Registration Statement on Form S-8 shall also cover any additional shares of Common Stock, that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	460,000
Proposed Maximum Offering Price per Unit	11.82
Maximum Aggregate Offering Price	$ 5,437,200.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 750.88
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act, this Registration Statement on Form S-8 shall also cover any additional shares of Common Stock, that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock. Represents (i) 10,000 shares of the Common Stock issuable upon the settlement of an award of restricted stock units granted to a certain newly-hired employee of the Registrant as an inducement material to his acceptance of employment with the Registrant and (ii) 450,000 shares of the Common Stock, issuable upon vesting of inducement stock option awards to be granted on June 1, 2026 to certain newly-hired employees of the Registrant as an inducement material to their acceptance of employment with the Registrant. Estimated pursuant to Rule 457(c) and Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee. The proposed maximum offering price per share and proposed maximum offering price are based upon the average of the high and low prices of the Common Stock as reported on The Nasdaq Capital Market on May 7, 2026.